Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Research and Development Expenses

Analysis of research and development expenses is as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Research and development costs	(84.5)	(93.2)	(143.1)
Development costs capitalized	34.1	34.0	41.5

Research and development expensed	(50.4)	(59.2)	(101.6)
Government grants recognized in income	21.6	45.6	32.9

Research and development costs — net	(28.8)	(13.6)	(68.7)